As filed with the Securities and Exchange Commission on August 21, 2013

Registration No. 333-188841

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. 2	[Ö]
(Check appropriate box or boxes)

BMO FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, Wisconsin  53202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 236-3863

John M. Blaser
111 East Kilbourn Avenue, Suite 200
Milwaukee, Wisconsin 53202

 (Name and Address of Agent for Service)

Copies to:

Michael P. O’Hare, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 2 to the Registration Statement of BMO Funds, Inc. (the “Registrant”) on Form N-14 hereby incorporates by reference Part A and Part B contained in Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-188841), filed with the Securities and Exchange Commission on June 26, 2013.  The purpose of this Post-Effective Amendment No. 2 is to file the Opinion and Consent of Godfrey & Kahn, S.C. regarding certain tax matters, as an exhibit to Part C of the Registration Statement.

BMO FUNDS, INC.

PART C

OTHER INFORMATION

Item 15.  Indemnification

Reference is made to Article IX of the Registrant’s By-Laws and Section 4 of the Distribution Agreement between the Registrant and M&I Distributors, LLC.

The Registrant’s By-Laws provide for indemnification of its officers and directors to the fullest extent permitted by Wisconsin Business Corporation Law and applicable federal and state securities laws.  Notwithstanding the foregoing, the By-Laws state that this indemnification will not protect any officer or director against liability to the Registrant or any shareholder by reason of his/her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such officer’s or director’s office.

The Distribution Agreement between the Registrant and the Distributor provides that the Registrant will indemnify the Distributor and any of its officers, directors, employees and control persons against certain losses incurred under the securities laws or otherwise, arising out of or based upon any alleged untrue statement or omission of a material fact contained in the Registrant’s SEC filings or other documents and in certain other circumstances.

In addition, the Wisconsin Business Corporation Law requires the Registrant to indemnify each of its officers and directors against liability incurred by the officer or director in any proceeding to which the officer or director was a party because he or she is an officer or director, unless liability was incurred because the officer or director breached or failed to perform a duty owed to the Registrant and the breach or failure to perform constitutes (i) a willful failure to deal fairly with the Registrant or its shareholders in connection with a matter in which the officer or director has a material conflict of interest; (ii) a violation of criminal law, unless the officer or director had reasonable cause to believe that his or her conduct was lawful or no reasonable cause to believe it was unlawful; (iii) a transaction from which the officer or director derived an improper personal profit, or (iv) willful misconduct.

The Registrant’s directors and officers are insured under a policy of insurance maintained by the Registrant against certain liabilities that might be imposed as a result of actions, suit or proceedings to which they are parties by reason of being or having been such directors or officers.

In addition, each of the directors who is not an “interested person” (as defined under the Investment Company Act of 1940) of Registrant (a “Non-interested Director”) has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Director against certain liabilities which such Director may incur while acting in the capacity as a director, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law.  The indemnification agreement cannot be altered without the consent of the Non-interested Director and is not affected by amendment of the Articles of Incorporation.  In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses more timely, efficient and certain.  In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Director against any liability to the Registrant or its shareholders to which such Non-interested Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Item 16.  Exhibits.

(1) (a)	Articles of Incorporation dated July 30, 1992[4]

(1) (b)	Amendment No. 1 to Articles of Incorporation dated August 11, 1992[4]

(1) (c)	Amendment No. 2 to Articles of Incorporation dated September 14, 1992[4]

(1) (d)	Amendment No. 3 to Articles of Incorporation dated April 23, 1993[4]

(1) (e)	Amendment No. 4 to Articles of Incorporation dated November 1, 1993[2]

(1) (f)	Amendment No. 5 to Articles of Incorporation dated July 25, 1994[4]

(1) (g)	Amendment No. 6 to Articles of Incorporation dated October 24, 1994[6]

(1) (h)	Amendment No. 7 to Articles of Incorporation dated July 22, 1996[7]

(1) (i)	Amendment No. 8 to Articles of Incorporation dated April 28, 1997[8]

(1) (j)	Amendment No. 9 to Articles of Incorporation dated October 26, 1998[9]

(1) (k)	Amendment No. 10 to Articles of Incorporation dated June 7, 1999[10]

(1)(l)	Amendment No. 11 to Articles of Incorporation dated January 31, 2000[11]

(1) (m)	Amendment No. 12 to Articles of Incorporation dated July 10, 2000[12]

(1) (n)	Amendment No. 13 to Articles of Incorporation dated February 26, 2004[15]

(1) (o)	Amendment No. 14 to Articles of Incorporation dated July 30, 2004[15]

(1) (p)	Amendment No. 15 to Articles of Incorporation dated June 21, 2005[17]

(1) (q)	Amendment No. 16 to Articles of Incorporation dated October 26, 2005[17]

(1) (r)	Amendment No. 17 to Articles of Incorporation dated May 7, 2007[19]

(1) (s)	Amendment No. 18 to Articles of Incorporation dated January 29, 2008[21]

(1) (t)	Amendment No. 19 to Articles of Incorporation dated December 11, 2008[23]

(1) (u)	Amendment No. 20 to Articles of Incorporation dated July 15, 2009[24]

(1) (v)	Amendment No. 21 to Articles of Incorporation dated May 11, 2010[26]

(1) (w)	Amendment No. 22 to Articles of Incorporation dated November 30, 2010[27]

(1) (x)	Amendment No. 23 to Articles of Incorporation dated February 3, 2011[28]

(1) (y)	Amendment No. 24 to Articles of Incorporation dated December 19, 2011[32]

(1) (z)	Amendment No. 25 to Articles of Incorporation dated December 28, 2011[33]

(1) (aa)	Amendment No. 26 to Articles of Incorporation dated September 7, 2012[34]

(1) (bb)	Amendment No. 27 to Articles of Incorporation dated September 25, 2012[34]

(1) (cc)	Amendment No. 28 to Articles of Incorporation dated May 17, 2013[36]

(2)	By-Laws As Amended and Restated through July 8, 2009[24]

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization—Filed as Appendix A to Part A.

(5)	Instruments Defining Rights of Security Holders—Incorporated by reference to the Articles of Incorporation and By-Laws

(6)(a)	Form of Investment Advisory Contract with BMO Asset Management Corp. (f/k/a M&I Investment Management Corp.)[29]

(6)(b)	Form of Amended and Restated Schedules A and B to Investment Advisory Contract dated September 27, 2012[34]

(6)(c)	Form of Sub-Advisory Agreement with Pyrford International Ltd. for Pyrford International Stock Fund and Pyrford Global Strategic Return Fund[33]

(6)(d)	Form of Sub-Advisory Agreement with Lloyd George Management (Hong Kong) Ltd. for Lloyd George Emerging Markets Equity Fund[33]

(6)(e)	Form of Sub-Advisory Agreement with Taplin, Canida & Habacht, LLC for TCH Corporate Income Fund and TCH Core Plus Bond Fund[30]

(6)(f)	Form of Sub-Advisory Agreement with Monegy, Inc. (f/k/a HIM Monegy, Inc.) for Monegy High Yield Bond Fund[33]

(6)(g)	Form of Second Amendment to Sub-Advisory Agreement with Taplin, Canida & Habacht, LLC for TCH Emerging Markets Bond Fund[34]

(7)(a)	Distribution Agreement with M&I Distributors, LLC dated July 5, 2011[31]

(7)(b)	Amended and Restated Schedule A to Distribution Agreement[34]

(8)	Bonus or Profit Sharing Contracts—None

(9)(a)	Custodian Contract with Marshall & Ilsley Trust Company (now, BMO Harris Bank, N.A.) dated April 26, 1993[3]

(9)(b)	Amendment to Custodian Contract dated November 1, 1995[17]

(9)(c)	Amendment to Custodian Contract dated November 1, 2000[17]

(9)(d)	Amendment to Custodian Contract dated June 22, 2001[13]

(9)(e)	Custodian Agreement with State Street Bank and Trust Company (formerly, Investors Bank & Trust Company) dated September 1, 2004[15]

(9)(f)	Amendment to Custodian Agreement with State Street Bank and Trust Company dated August 13, 2012[34]

(10)(a)	Amended and Restated Rule 12b-1 Plan dated September 2, 2008[22]

(10)(b)	Form of Sales and Services Agreement[22]

(10)(c)	Form of Sales and Services Agreement, As Amended[26]

(10)(d)	Multiple Class Plan, amended and restated effective December 28, 2012[35]

(11)	Opinion and Consent of Godfrey & Kahn, S.C. regarding the validity of shares to be issued by the Registrant[37]

(12)	Opinion and Consent of Godfrey & Kahn, S.C. regarding certain tax matters#

(13)(a)	Administrative Services Agreement with M&I Trust Company dated January 1, 2000 and Amendment No. 1 to Administrative Services Agreement dated September 15, 2000[14]

(13)(b)	Amendment to Administrative Services Agreement dated June 22, 2001[13]

(13)(c)	Amendment to Administrative Services Agreement dated November 1, 2007[20]

(13)(d)	Amendment to Administrative Services Agreement dated July 1, 2008[22]

(13)(e)	Form of Amendment to Administrative Services Agreement[34]

(13)(f)	Sub-Administration Agreement with UMB Fund Services, Inc. dated September 1, 2004[15]

(13)(g)	Sixth Amended and Restated Schedule A to Sub-Administration Agreement effective October 1, 2012[34]

(13)(h)	Shareholder Services Agreement dated July 5, 2011[31]

(13)(i)	Form of Amended and Restated Exhibit 1 of Shareholder Services Agreement dated September 27, 2012[34]

(13)(j)	Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. dated June 30, 2011[33]

(13)(k)	Amendment to Transfer Agency Agreement dated December 21, 2012[35]

(13)(l)	Form of Amended Schedule A to Transfer Agency and Service Agreement dated September 27, 2012[34]

(13)(m)	Fund Accounting Agreement with UMB Fund Services, Inc. dated September 1, 2004[15]

(13)(n)	Sixth Amended and Restated Schedule A to Fund Accounting Agreement with UMB Fund Services, Inc. dated October 1, 2012[34]

(13)(o)	Fund Accounting Agreement with State Street Bank and Trust Company (formerly Investors Bank & Trust Company) dated September 1, 2004[15]

(13)(p)	Appendix A to Fund Accounting Agreement with State Street Bank & Trust Company[34]

(13)(q)	Form of Expense Limitation Agreement[32]

(14)	Consent of Independent Registered Public Accounting Firm[37]

(15)	Not Applicable.

(16)	Power of Attorney[36]

(17)(a)	Form of Proxy[36]

(17)(b)

Prospectus of BMO Aggregate Bond Fund and BMO TCH Core Plus Bond Fund dated December 28, 2012 was previously filed with BMO Funds’ Post-Effective Amendment No. 81 to its Registration Statement on

Form N-1A with the SEC on December 27, 2012, and is incorporated by reference.

(17)(c)

Statement of Additional Information of BMO Aggregate Bond Fund and BMO TCH Core Plus Bond Fund

dated December 28, 2012 was previously filed with BMO Funds’ Post-Effective Amendment No. 81 to its

Registration Statement on Form N-1A with the SEC on December 27, 2012, and is incorporated by reference.

(17)(d)	BMO Funds’ Annual Report to Shareholders for the Fiscal Year Ended August 31, 2012 was previously filed on BMO Funds’ Form N-CSR with the SEC on November 2, 2012, and is incorporated by reference.

(17)(e)	BMO Funds’ Semi-Annual Report to Shareholders for the period Ended February 28, 2013 was previously filed on BMO Funds’ Form N-CSRS with the SEC on May 1, 2013, and is incorporated by reference.

_______________

#

Filed herewith.

1

Exhibit to PEA No. 5 filed April 23, 1993.*

2

Exhibit to PEA No. 8 filed December 28, 1993.*

3

Exhibit to PEA No. 10 filed July 1, 1994.*

4

Exhibit to PEA No. 11 filed October 21, 1994.*

5

Exhibit to PEA No. 14 filed December 26, 1995.*

6

Exhibit to PEA No. 15 filed June 17, 1996.*

7

Exhibit to PEA No. 17 filed August 30, 1996.*

8

Exhibit to PEA No. 22 filed October 21, 1998.*

9

Exhibit to PEA No. 27 filed August 27, 1999.*

10

Exhibit to PEA No. 29 filed October 29, 1999.*

11

Exhibit to PEA No. 31 filed March 1, 2000.*

12

Exhibit to PEA No. 33 filed October 30, 2000.*

13

Exhibit to PEA No. 34 filed October 29, 2001.*

14

Exhibit to PEA No. 37 filed October 30, 2003.*

15

Exhibit to PEA No. 42 filed December 30, 2004.*

16

Appendix to Definitive Proxy Statement filed July 13, 2005.

17

Exhibit to PEA No. 46 filed October 31, 2005.*

18

Exhibit to PEA No. 47 filed October 31, 2006.*

19

Exhibit to PEA No. 49 filed June 1, 2007.*

20

Exhibit to PEA No. 51 filed November 30, 2007.*

21

Exhibit to PEA No. 52 filed January 29, 2008.*

22

Exhibit to PEA No. 53 filed September 16, 2008.*

23

Exhibit to PEA No. 55 filed December 15, 2008.*

24

Exhibit to PEA No. 56 filed July 16, 2009.*

25

Exhibit to PEA No. 58 filed September 30, 2009.*

26

Exhibit to PEA No. 64 filed August 30, 2010.*

27

Exhibit to PEA No. 66 filed December 15, 2010.*

28

Exhibit to PEA No. 70 filed February 28, 2011.*

29

Appendix B to Definitive Proxy Statement on Schedule 14A filed August 24, 2011.*

30

Appendix C to Definitive Proxy Statement on Schedule 14A filed August 24, 2011.*

31

Exhibit to PEA No. 72 filed October 14, 2011.*

32

Exhibit to PEA No. 75 filed December 23, 2011.*

33

Exhibit to PEA No. 76 filed December 29, 2011. *

34

Exhibit to PEA No. 79 filed September 27, 2012. *

35

Exhibit to PEA No. 81 filed December 27, 2012. *

36

Exhibit to Form N-14 filed May 24, 2013. *

37

Exhibit to PEA No. 1 to Form N-14 filed June 26, 2013. *

*

Incorporated by reference.

Item 17.  Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

    As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Milwaukee and State of Wisconsin on the 21st day of August 2013.

BMO FUNDS, INC.

(Registrant)

By:

/s/ John M. Blaser

John M. Blaser

President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below on August 21, 2013 by the following persons in the capacities indicated.

Signature	Title

/s/ John M. Blaser John M. Blaser	President (principal executive officer) and Director

/s/ Timothy M. Bonin Timothy M. Bonin	Treasurer (principal financial officer)

* Larry D. Armel	Director

* Ridge A. Braunschweig	Director

Christopher Begy	Director

* Benjamin M. Cutler	Director

* John A. Lubs	Director

* James Mitchell	Director

* Barbara J. Pope	Director

*By: /s/ John M. Blaser
John M. Blaser
Attorney in fact pursuant to Power of Attorney filed with Registration Statement on Form N-14 on May 24, 2013